Segment Reporting (Details) - Schedule of Total Liabilities - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Liabilities [Line Items]
Total liabilities	€ 90,489	€ 58,695	€ 54,332
Europe [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	77,047	57,698	54,170
North America [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	14,978	24,208	2,369
Eliminations [Member]
Schedule of Total Liabilities [Line Items]
Total liabilities	€ (1,536)	€ (23,211)	€ (2,206)